DIVIDENDS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ifrs DIVIDENDS [abstract]
Final, proposed dividends, ordinary share	¥ 0	¥ 425,012,000	¥ 425,012,000
Final, proposed dividends, ordinary share per share		¥ 0	¥ 0